Subsequent Events (Details) - Subsequent Events - Disposal group $ in Thousands	Aug. 14, 2024 USD ($)
Haiyin Insurance (Hong Kong) Co., Limited and Hywin International Insurance Broker Limited
Subsequent Events
Disposal consideration	$ 0
Haiyin International Asset Management Limited and Hywin Asset Management (Hong Kong) Limited
Subsequent Events
Disposal consideration	$ 641